Taxation Paid - Detailed Information About Income Tax (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income taxes paid (refund) [abstract]
Amount owing at beginning of the year	[1]	$ (0.9)	$ (46.7)	$ (87.0)
SA and foreign current taxation	[1]	(190.6)	(145.7)	(204.7)
SA and foreign current taxation recognised in OCI	[1]	(14.7)
Amount owing at end of the year	[1]	24.8	0.9	46.7
Translation	[1]	(0.4)	0.8	(4.4)
Total taxation paid	[1]	$ (181.8)	$ (190.7)	$ (249.4)

[1]	Refer note 42.